Consolidated Statements of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2022 MYR (RM) RM / shares shares
Total revenue	RM 51,999,379	$ 11,631,930	RM 29,280,649	RM 13,000,026
Total cost of sales	(39,841,428)	(8,912,274)	(21,112,777)	(7,959,225)
Gross profit	12,157,951	2,719,656	8,167,872	5,040,801
Selling and administrative expenses	(1,970,324)	(440,749)	(2,156,947)	(1,164,329)
Selling and administrative expenses from related parties	(698,802)	(156,317)	(571,243)	(643,595)
Disposal gain			662,701
Income from operations before income tax	9,488,825	2,122,590	6,102,383	3,232,877
Other income	311,744	69,735	85,198	12,351
Finance costs	(262,176)	(58,647)	(164,491)	(36,399)
Profit before income tax	9,538,393	2,133,678	6,023,090	3,208,829
Income tax expense	(2,372,883)	(530,799)	(1,366,789)	(845,245)
Net profit for the year, representing total comprehensive income for the year	7,165,510	1,602,879	4,656,301	2,363,584
Profit attributable to:
Equity owners of the Company	6,926,414	1,549,395	4,476,259	2,470,542
Non-controlling interests	239,096	53,484	180,042	(106,958)
Total	RM 7,165,510	$ 1,602,879	RM 4,656,301	RM 2,363,584
Weighted Average Number of Common Shares Outstanding – Basic (in Shares)	10,800,000	10,800,000	10,800,000	10,800,000
Weighted Average Number of Common Shares Outstanding – Diluted (in Shares)	10,800,000	10,800,000	10,800,000	10,800,000
Basic Net Income per Share (in Kwachas per share, Ringgits per share and Dollars per share) | (per share)	RM 0.6413	$ 0.1435	RM 0.4145	RM 0.2288
Diluted Net Income per Share (in Kwachas per share, Ringgits per share and Dollars per share) | (per share)	RM 0.6413	$ 0.1435	RM 0.4145	RM 0.2288
Revenue
Total revenue	RM 51,999,379	$ 11,631,930	RM 24,292,181	RM 8,945,957
Revenue from related parties
Total revenue			4,988,468	4,054,069
Cost of sales
Total cost of sales	(39,841,428)	(8,912,274)	(21,112,777)	(7,957,725)
Cost of sales from related parties
Total cost of sales				RM (1,500)